Share-based Payment - Fair Value of Stock Options and Assumptions Used to Measure Fair Value (Detail)	12 Months Ended
Mar. 31, 2017 JPY (¥) ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value at measurement date	¥ 2,811
Stock price | ¥ / shares	¥ 3,362
Exercise price	¥ 1
Expected volatility	32.20%
Expected remaining lives (in years)	4
Expected dividends per share	¥ 150
Risk free interest rate	0.17%